Joint ventures and associated companies - Summary of Carrying Value of Interests in Joint Ventures and Associated Companies Accounted Under the Equity Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Joint Ventures And Associates [Line Items]
Net income	$ 76	$ 21
Joint ventures [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	178	165
Net income	107	113
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Carrying amount	474	521
Net income	$ (31)	$ (92)